Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computer software	23,233	20,653	2,967
License and licensed games	7,899	132	19
User base	5,100	5,100	733
Licensed copyrights of reading content	49,200	89,084	12,796
Audio content	—	9,639	1,385
Trademark and domain names	38,354	38,354	5,509
Total	123,786	162,962	23,409
Less: accumulated amortization	(24,035)	(58,082)	(8,344)
accumulated impairment	(2,303)	(5,600)	(804)
Net book value	97,448	99,280	14,261